Filed under Rule 497(e)
Registration No. 811-7725

SEASONS SERIES TRUST

Supplement to the Statutory Prospectus Dated July 29, 2013

Effective immediately, for the following portfolios:

Mid Cap Value Portfolio in the section titled “PORTFOLIO SUMMARY” under the heading “Investment Adviser,” the portfolio manager disclosure for Lord Abbett & Co. LLC (“Lord Abbett”) is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title

Jeff Diamond	2008	Portfolio Manager

Noah Petrucci	2013	Portfolio Manager

In the Management section under Information about the Subadvisers the portfolio manager information for Lord Abbett for the Mid Cap Value Portfolio is deleted in its entirety and replaced with the following:

The team that manages Lord Abbett’s sleeve of the Mid Cap Value Portfolio is headed by Jeff Diamond, CFA, Portfolio Manager. Mr. Diamond, who has more than 20 years of experience in the financial services industry, joined Lord Abbett in 2007 as a Senior Research Analyst and has been a member of the portfolio management team since 2008. Mr. Diamond is primarily responsible for the day-to-day management of Lord Abbett’s sleeve of the Portfolio. Assisting Mr. Diamond is Noah Petrucci, Portfolio Manager. Mr. Petrucci joined Lord Abbett in and has been a member of the team since 2012. Mr. Petrucci was formerly a Portfolio Manager at Columbia Management Investment Advisers, LLC and Columbia Management Advisors, LLC from 2002 to 2012. Messrs. Diamond and Petrucci are jointly and primarily responsible for the day-to-day management of the Portfolio.

Please retain this supplement for future reference.

Dated: October 11, 2013

Versions: Combined Master and AG Life.

Filed under Rule 497(e)
Registration No. 811-7725

SEASONS SERIES TRUST

Supplement to the Statement of Additional Information dated July 29, 2013

Effective immediately, under the heading PORTFOLIO MANAGERS, under the section Other Accounts, in regard to Lord Abbett & Co. LLC, the disclosure with respect to Robert P. Fetch is deleted in its entirety and the chart is supplemented with the following:

Portfolio	Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of March 31, 2013)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)
Mid Cap Value	Lord Abbett	Petrucci, Noah	—	—	—	—	—	—

Please retain this supplement for future reference.

Dated:    October 11, 2013